1
The Gabelli Global Content & Connectivity Fund
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99.0%
COMMUNICATION SERVICES  — 75.1%
Telecommunication Services  — 44.8%
Wireless Telecommunication Services  — 30.6%
Wireless Telecommunication Services  — 30.6%
35,000 America Movil SAB de CV, ADR .................. $ 606,200
45,000 Anterix Inc.† ............................................. 1,412,100
17,000 KDDI Corp. ................................................ 520,670
85,000 Millicom International Cellular SA, SDR† .... 1,320,643
100,000 MTN Group Ltd. ........................................ 596,025
27,000 Rogers Communications Inc., Cl. B ............ 1,036,530
165,000 Sistema PJSC FC, GDR†(a) ........................ 82,500
80,000 SoftBank Group Corp. ................................ 3,391,328
40,000 T-Mobile US Inc.† ...................................... 5,602,000
30,000 United States Cellular Corp.† ..................... 1,289,100
70,000 Vodafone Group plc, ADR .......................... 663,600
16,520,696
Diversified Telecommunication Services  — 14.2%
Integrated Telecommunication Services  — 13.3%
45,000 AT&T Inc. .................................................. 675,900
37,415,054 Cable & Wireless Jamaica Ltd.†(a) ............. 280,542
90,000 Deutsche Telekom AG ................................ 1,890,490
55,000 Frontier Communications Parent Inc.† ....... 860,750
32,000 Telenor ASA .............................................. 363,478
100,000 Telephone and Data Systems Inc. ............... 1,831,000
35,000 TELUS Corp. ............................................. 571,900
23,000 Verizon Communications Inc. .................... 745,430
7,219,490
Alternative Carriers  — 0.9%
33,000 Telesat Corp.† ........................................... 471,900
Media & Entertainment  — 30.3%
Interactive Media & Services  — 16.3%
Interactive Media & Services  — 16.3%
36,000 Alphabet Inc., Cl. C† .................................. 4,746,600
13,500 Meta Platforms Inc., Cl. A† ........................ 4,052,835
8,799,435
Media  — 7.2%
Cable & Satellite  — 7.2%
51,000 Comcast Corp., Cl. A ................................. 2,261,340
52,000 Liberty Global plc, Cl. C† ........................... 965,120
85,000 WideOpenWest Inc.† ................................. 650,250
3,876,710
Entertainment  — 6.8%
Movies & Entertainment  — 6.8%
13,000 Atlanta Braves Holdings Inc., Cl. C† ........... 464,490
200,000 Bollore SE ................................................. 1,076,281
58,000 Manchester United plc, Cl. A† .................... 1,147,820
1,000 Netflix Inc.† ............................................... 377,600
Shares
Market
Value
7,500 The Walt Disney Co.† ................................ $ 607,875
3,674,066
TOTAL COMMUNICATION SERVICES ...... 40,562,297
INFORMATION TECHNOLOGY  — 9.3%
Software & Services  — 6.0%
Software  — 3.5%
Systems Software  — 3.5%
6,000 Microsoft Corp. ......................................... 1,894,500
IT Services  — 2.5%
Data Processing & Outsourced Services  — 2.5%
2,000 Mastercard Inc., Cl. A ................................ 791,820
9,500 PayPal Holdings Inc.† ................................ 555,370
1,347,190
Technology Hardware & Equipment  — 3.3%
Technology Hardware, Storage & Peripherals  — 2.1%
Technology Hardware, Storage & Peripherals  — 2.1%
6,500 Apple Inc. ................................................. 1,112,865
Electronic Equipment, Instruments &
Components  — 1.2%
Electronic Equipment & Instruments  — 1.2%
8,000 Sony Group Corp., ADR ............................. 659,280
TOTAL INFORMATION TECHNOLOGY ...... 5,013,835
CONSUMER DISCRETIONARY  — 8.1%
Retailing  — 8.1%
Internet & Direct Marketing Retail  — 8.1%
Internet & Direct Marketing Retail  — 8.1%
4,000 Amazon.com Inc.† .................................... 508,480
115,000 Prosus NV† ............................................... 3,394,618
20,500 Zalando SE† .............................................. 457,964
4,361,062
TOTAL CONSUMER DISCRETIONARY ...... 4,361,062
REAL ESTATE  — 4.1%
Real Estate  — 4.1%
Equity Real Estate Investment Trusts  — 4.1%
Specialized REITs  — 4.1%
3,500 American Tower Corp., REIT ...................... 575,575
6,000 Crown Castle Inc., REIT ............................. 552,180
1,500 Equinix Inc., REIT ...................................... 1,089,390
2,217,145
TOTAL REAL ESTATE ......................... 2,217,145
FINANCIALS  — 2.4%
Diversified Financials  — 2.4%
Diversified Financial Services  — 2.4%
Multi-Sector Holdings  — 2.4%
62,000 Kinnevik AB, Cl. B† .................................... 619,685

The Gabelli Global Content & Connectivity Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Diversified Financials (Continued)
Diversified Financial Services (Continued)
Multi-Sector Holdings (Continued)
4,460 Old Mutual Ltd.(a) ..................................... $ 58
450,000 VNV Global AB† ........................................ 687,014
12,000 Waterloo Investment Holdings Ltd.†(a) ...... 6,000
1,312,757
Banks  — 0.0%
Banks  — 0.0%
Diversified Banks  — 0.0%
58 Nedbank Group Ltd. .................................. 620
TOTAL FINANCIALS .......................... 1,313,377
TOTAL COMMON STOCKS .................. 53,467,716
CLOSED-END FUNDS — 0.0%
CONSUMER DISCRETIONARY  — 0.0%
Retailing  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
5,800 Altaba Inc., Escrow† .................................. 13,572
PREFERRED STOCKS — 1.0%
INFORMATION TECHNOLOGY  — 1.0%
Technology - Hardware and Equipment  — 1.0%
Technology Hardware, Storage & Peripherals  — 1.0%
Technology Hardware, Storage & Peripherals  — 1.0%
13,000 Samsung Electronics Co. Ltd., 10.630% ..... 525,048
TOTAL INVESTMENTS — 100.0%
(Cost $38,528,466) ................................ $ 54,006,336
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
North America ...................... 64.3% $ 34,751,352
Europe .............................. 23.5 12,669,212
Japan ............................... 8.5 4,571,278
Latin America ....................... 1.6 892,742
South Africa ......................... 1.1 596,704
Asia/Pacific ......................... 1.0 525,048
100.0% $ 54,006,336